25. Long-term incentive plan (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Excercise Price R$8.84 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2011-2013 Plan – 1st Grant	2014-2016 Plan – 1st Grant
Volatility	51.73%
Expected useful life of the option	6 years
Annual interest rate without risk	11.94%
Excercise Price R$8.96 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2011-2013 Plan – 2nd Grant	2014-2016 Plan – 2nd Grant
Volatility	50.46%
Expected useful life of the option	6 years
Annual interest rate without risk	8.89%
Excercise Price R$8.13 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2011-2013 Plan – 3rd Grant	2011-2013 Plan – 3rd Grant
Volatility	48.45%
Expected useful life of the option	6 years
Annual interest rate without risk	10.66%
Excercise Price R$13.42 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2014-2016 Plan – 1st Grant	2014-2016 Plan – 1st Grant
Volatility	44.60%
Expected useful life of the option	6 years
Annual interest rate without risk	10.66%
Excercise Price R$8.45 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2014-2016 Plan – 2nd Grant	2014-2016 Plan – 2nd Grant
Volatility	35.50%
Expected useful life of the option	6 years
Annual interest rate without risk	16.10%
Excercise Price R$8.10 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2014-2016 Plan – 3rd Grant	2014-2016 Plan – 3rd Grant
Volatility	36.70%
Expected useful life of the option	6 years
Annual interest rate without risk	11.73%
Excercise Price R$14.41[Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2018-2020 Plan – 1st Grant
Expected useful life of the option	3 years
Excercise Price R$11.28 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2018-2020 Plan - 2ª Grant
Expected useful life of the option	3 years